Managing Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212 656.5034 | f 212.656.5893
aalberti@nyse.com

NYSE Group

07078921

Centoys

RECD S.E.C.
OCT 1 0 2007
1086

1-33633

October 10, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, ZEP INC., Common Stock, $.01 par value per share and Preferred Stock Purchase Rights and requests immediate acceleration of registration. Adequate distribution assured. Amendment No. 2 to Form 10 received on October 5, 2007. Tentative listing date – October 15, 2007.

Sincerely,

PROCESSED
OCT 1 2 2007
THOMSON
FINANCIAL

END